FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCK - 75.76%	Shares	Value

Aerospace & Defense - 1.08%
AeroVironment, Inc. (a) (d)	2,400	$183,336

Beverages - 1.27%
Ambev SA - ADR	95,000	213,750

Biotechnology - 1.66%
CRISPR Therapeutics AG (a)	3,000	280,380

Building Materials - 1.45%
Builders FirstSource, Inc. (a)	8,000	244,960

Commercial Services - 3.27%
2U, Inc. (a) (d)	4,000	165,560
Arlo Texhnologies, Inc. (a)	15,000	85,950
Quanta Services, Inc. (d)	5,875	301,094
		552,604
Computers - 0.92%
Lumentum Holdings, Inc. (a)	1,800	154,800

Cosmetics & Personal Care - 0.46%
Elf Beauty, Inc. (a)	4,000	78,120

Diversified Financial Services - 1.54%
Intercontinential Exchange, Inc. (d)	800	84,984
Nasdaq, Inc. (d)	1,300	174,746
		259,730
Electronics - 1.12%
Fluidigm Corp. (a)	24,000	188,400

Energy - Alternate Sources - 1.36%
First Solar, Inc. (a) (d)	3,000	229,770

Food - 0.80%
Beyond Meat, Inc. (a) (d)	1,000	135,850

Healthcare - Products - 5.63%
Abbott Laboratories (d)	800	87,576
Inspire Medical Systems, Inc. (a)	1,000	119,450
Intuitive Surgical, Inc. (a) (d)	280	204,635
Luminex Corp.	4,000	106,760
Medtronics PLC	3,500	376,145
Tandem Diabetics Care, Inc. (a)	500	56,360
		950,926
Healthcare - Services - 2.25%
Centene Corp. (a)	6,200	380,184

Home Furnishings - 1.14%
Sony Corp. (d)	2,450	192,668

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCK - 83.95% (continued)	Shares	Value

Internet - 19.87%
Alibaba Group Holding Ltd. - ADR (a)	4,500	$1,291,635
Alphabet, Inc. - Class C (a) (d)	200	326,836
eBay, Inc.	5,750	314,985
Facebook, Inc. - Class A (a) (d)	3,000	879,600
Jumia Technologies AG - ADR (a)	10,000	91,900
Snap, Inc. (a)	12,000	271,080
Vipshop Holdings Ltd. - ADR (a)	11,000	181,610
		3,357,646
Mining - 6.13%
Barrick Gold Corp.	7,000	207,550
Newmont Corp.	3,000	201,840
Pan American Silver Corp. (d)	7,000	253,120
Wheaton Precious Metals Corp. (d)	7,000	373,590
		1,036,100
Pharmaceuticals - 2.36%
Bristol-Myers Squibb Co.	2,000	124,400
Coherus Biosciences, Inc. (a)	10,000	189,700
Tilray, Inc. (a)	12,500	83,875
		397,975
Semiconductors - 5.81%
Inphi Corp. (a) (d)	500	56,990
NVIDIA Corp. (d)	600	320,988
NXP Semiconductors NV (d)	2,500	314,400
Skyworks Solutions, Inc. (d)	2,000	289,700
		982,078
Software - 9.88%
Activision Blizzard, Inc. (d)	4,000	334,080
Akamai Technologies, Inc. (a) (d)	1,000	116,430
Domo, Inc. (a) (d)	6,000	244,320
Dropbox, Inc. (a)	13,000	275,210
Slack Technologies, Inc. (a) (d)	2,000	65,680
Splunk, Inc. (a) (d)	2,000	438,660
Zoom Video Communications, Inc. (a)	600	195,060
		1,669,440
Telecommunications - 6.17%
Ciena Corp. (a) (d)	8,000	454,160
Nokia Oyi (a)	60,500	296,450
Telefonaktiebolaget LM Erricsson	25,000	291,250
		1,041,860
Toys, Games & Hobbies - 1.59%
Nintendo Co. Ltd. - ADR	4,000	269,480

TOTAL COMMON STOCK (Cost $10,652,301)		12,800,057

PREFERRED STOCK - 3.30%
United Community Bank (e)	21,000	558,180

TOTAL PREFERRED STOCK (Cost $529,751 )		558,180

FINTRUST INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

GOVERNMENT BONDS - 12.24%				Principal	Value

U.S. Treasury Note, 1.375%, due 01/31/2022				$500,000	$508,594
U.S. Treasury Note, 2.25%, due 03/31/2021 (e)				250,000	252,969
U.S. Treasury Note, 2.875%, due 10/31/2020 (e)				1,300,000	1,305,836

TOTAL GOVERNMENT BONDS (Cost $2,052,361)					2,067,399

OPTIONS PURCHASED - 3.29%
		Notional	Exercise
CALL OPTIONS PURCHASED - 2.22%	Contracts [1]	Amount	Price	Expiration

Baxter International, Inc.	20	$180,000	$90.00	1/15/2021	8,600
Coherus Biosciences, Inc.	150	262,500	17.50	2/19/2021	52,875
Gilead Sciences, Inc.	30	172,500	57.50	1/15/2021	27,750
J.M. Smucker Co.	15	150,000	100.00	1/15/2021	32,775
PepsiCo, Inc.	15	150,000	100.00	1/15/2021	60,075
QUALCOMM, Inc.	20	180,000	90.00	1/15/2021	64,280
SolarEdge Technologies, Inc.	15	255,000	170.00	9/18/2020	81,240
SPDR Dow Jones Industrial Aerage ETF Trust	40	1,120,000	280.00	10/16/2020	47,800
TOTAL CALL OPTIONS PURCHASED (Cost $356,279)					375,395

PUT OPTIONS PURCHASED - 1.07%

Burlington Stores, Inc.	20	370,000	185.00	12/18/2020	27,900
Emergent BioSolutions, Inc.	10	60,000	60.00	9/18/2020	150
Invesco QQQ Trust Series 1	100	2,700,000	270.00	12/31/2020	139,000
SPDR S&P 500 ETF Trust	20	672,000	336.00	9/25/2020	7,120
SPDR S&P 500 ETF Trust	50	1,250,000	250.00	9/30/2020	1,450
SPDR S&P 500 ETF Trust	15	496,500	331.00	9/30/2020	5,055
TOTAL PUT OPTIONS PURCHASED (Cost $553,243)					180,675

TOTAL OPTIONS PURCHASED (Cost $909,522)					556,070

				Shares
SHORT-TERM INVESTMENTS - 10.13%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (b)				1,710,726	1,710,726

TOTAL SHORT-TERM INVESTMENTS (Cost $1,710,726)					1,710,726

TOTAL INVESTMENTS, AT VALUE (Cost $15,854,661) – 104.72%					$17,692,432

OPTIONS WRITTEN, AT VALUE (Premiums $321,138) - (2.52)% (c)					(426,093)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.20)%					(371,753)

NET ASSETS - 100%					$16,894,586

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.
(c)	Please refer to the Schedule of Options Written for details of options written.
(d)	Subject to call options written by the Fund.
(e)	All or a portion of the security is segregated as collateral for options written.

[1]	Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2020 (Unaudited)

OPTIONS WRITTEN - (2.52)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (1.38)%	Contracts [1]	Amount	Price	Expiration	Value

2U, Inc.	20	$80,000	$40.00	9/18/2020	$6,000
Abbott Laboratories	8	88,000	110.00	11/20/2020	4,960
Activision Blizzard, Inc.	10	87,500	87.50	9/18/2020	1,100
AeroVironment,Inc.	10	85,000	85.00	9/18/2020	1,200
Akamai Technologies, Inc.	10	120,000	120.00	11/20/2020	6,200
Alibaba Group Holding Ltd. - ADR	10	290,000	290.00	9/18/2020	11,800
Alibaba Group Holding Ltd. - ADR	20	600,000	300.00	10/16/2020	28,500
Alphabet, Inc. - Class C	2	320,000	1,600.00	9/18/2020	14,300
Beyond Meat, Inc.	10	150,000	150.00	10/16/2020	7,550
Ciena Corp.	30	180,000	60.00	10/16/2020	6,150
Domo, Inc.	20	74,000	37.00	9/18/2020	12,300
Facebook, Inc. - Class A	10	275,000	275.00	9/18/2020	23,250
Facebook, Inc. - Class A	10	285,000	285.00	9/18/2020	16,570
First Solar, Inc.	10	65,000	65.00	9/18/2020	12,620
Inphi Corp.	5	60,000	120.00	10/16/2020	2,550
Intercontinental Exchange, Inc.	8	80,000	100.00	9/18/2020	5,232
Intuitive Surgical, Inc.	2	144,000	720.00	9/18/2020	5,340
Nasdaq, Inc.	13	169,000	130.00	9/18/2020	7,930
NVIDIA Corp.	2	107,000	535.00	10/16/2020	8,000
NXP Semiconductors NV	10	130,000	130.00	9/18/2020	2,160
Pan American Silver Corp.	30	108,000	36.00	9/18/2020	6,330
Quanta Services, Inc.	30	165,000	55.00	11/20/2020	6,450
Skyworks Solutions, Inc.	10	160,000	160.00	11/20/2020	5,750
Slack Technologies, Inc.	20	60,000	30.00	9/18/2020	8,460
Sony Corp.	12	102,000	85.00	10/16/2020	1,368
Splunk, Inc.	14	294,000	210.00	9/18/2020	17,150
Wheaton Precious Metals Corp.	25	137,500	55.00	9/18/2020	3,950

TOTAL CALL OPTIONS WRITTEN (Premiums $113,287)					233,170

PUT OPTIONS WRITTEN - (1.14)%

Abbott Laboratories	10	110,000	110.00	10/16/2020	4,800
Activision Blizzard, Inc.	10	85,000	85.00	10/16/2020	4,900
Akamai Technologies, Inc.	10	110,000	110.00	9/18/2020	1,100
Akamai Technologies, Inc.	15	157,500	105.00	11/20/2020	5,063
Alibaba Group Holding Ltd. - ADR	10	265,000	265.00	10/16/2020	9,560
Alphabet, Inc. - Class C	3	450,000	1,500.00	10/16/2020	10,200
Alphabet, Inc. - Class C	3	465,000	1,550.00	11/20/2020	26,175
Amazon.com, Inc.	1	320,000	3,200.00	11/20/2020	19,100
Becton Dickinson and Co.	7	178,500	255.00	9/25/2020	9,730
Beyond Meat, Inc.	5	65,000	130.00	9/18/2020	2,285
Bristol-Myers Squibb Co.	25	150,000	60.00	11/20/2020	5,875
Builders FirstSource, Inc.	20	50,000	25.00	11/20/2020	2,650
Builders FirstSource, Inc.	25	67,500	27.00	11/20/2020	4,375
Builders FirstSource, Inc.	30	96,000	32.00	11/20/2020	12,450
Dollar General Corp.	10	185,000	185.00	11/20/2020	4,700
Electronic Arts, Inc.	10	140,000	140.00	9/18/2020	4,050
Facebook, Inc. - Class A	10	285,000	285.00	9/18/2020	7,870
FedEx Corp.	10	185,000	185.00	10/16/2020	3,390
Goldman Sachs Group, Inc.	10	215,000	215.00	10/16/2020	15,960
Lumentum Holdings, Inc.	20	185,000	92.50	9/18/2020	15,000
PulteGroup, Inc.	50	215,000	43.00	10/16/2020	10,250
Snap, Inc.	50	115,000	23.00	9/18/2020	6,300
Tandem Diabetes Care, Inc.	5	55,000	110.00	9/18/2020	1,860
Tandem Diabetes Care, Inc.	15	150,000	100.00	10/16/2020	5,280
TOTAL PUT OPTIONS WRITTEN (Premiums $207,851)					192,923

TOTAL OPTIONS WRITTEN (Premiums $321,138)					$426,093

[1]	Each option contract is equivalent to 100 shares of common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the FinTrust Income and Opportunity Fund (the “Fund”), formerly, the Hedgerow Income and Opportunities Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2020.

FinTrust Income and Opportunity Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$12,800,057	$—	$—	$12,800,057
Preferred Stock	558,180	—	—	558,180
Government Bonds	—	2,067,399	—	2,067,399
Call Options Purchased	375,395	—	—	375,395
Put Options Purchased	180,675	—	—	180,675
Short-Term Investments	1,710,726	—	—	1,710,726
Total Assets	$15,625,033	$2,067,399	$—	$17,692,432

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$233,170	$—	$—	$233,170
Put Options Written	192,923	—	—	192,923
Total Liabilities	$426,093	$—	$—	$426,093

(1)          As of and for the nine month period ended August 31, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)          All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended August 31, 2020. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of August 31, 2020, portfolio securities valued at $2,116,985 were held in a segregated account by the custodian as collateral for options written by the Fund.

As of August 31, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$375,395
Put options purchased, at value	Investments, at value	180,675
Total Assets		$556,070

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$233,170
Put options written, at value	Options written, at value	192,923
Total Liabilities		$426,093

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the nine month period ended August 31, 2020, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$166,903
Put options purchased	Investments	(312,057)
Call options written	Options written	(65,739)
Put options written	Options written	14,990
		$(195,903)

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(214,036)
Put options purchased	Investments	62,443
Call options written	Options written	(829,094)
Put options written	Options written	514,958
		$(465,729)

For the nine month period ended August 31, 2020, the total amount of all options, as presented in the Schedule of Investments and Schedule of Options Written, is representative of the volume of activity for these derivative types. For the nine-month period ended August 31, 2020, the average month-end notional value of purchased and written option contracts for the Fund was $5,233,930 and ($6,603,170), respectively. The primary risk category for all open options positions during the fiscal year was equity risk.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$15,946,229	$2,342,625	$(596,422)	$1,746,203

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.